SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Preparation and Measurement	Basis of Preparation
The accompanying consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”).
(b)Basis of Measurement
The accompanying consolidated financial statements have been prepared on a going concern basis, under the historical cost convention, except for certain loans receivable, investments, and contingent considerations, which are recorded at fair value. Historical cost is generally based upon the fair value of the consideration given in exchange for assets acquired and the contractual obligation for liabilities incurred.

Functional and Presentation Currency	Functional and Presentation Currency
The Company’s functional currency and that of the majority of its subsidiaries is the United States (“U.S.”) dollar. The Company’s reporting currency is the U.S. dollar (“USD”). Foreign currency denominated assets and liabilities are remeasured into the functional currency using period-end exchange rates. Gains and losses from foreign currency transactions are included in Other expense, net in the Consolidated Statements of Operations.
Assets and liabilities of foreign operations having a functional currency other than USD (e.g., Canadian dollars) are translated at the rate of exchange prevailing at the reporting date; revenues and expenses are translated at the monthly average rate of exchange during the period. Gains or losses on translation of foreign subsidiaries and net investments in foreign operations are included in Foreign currency translation differences, net of tax in the Consolidated Statements of Comprehensive Loss and Accumulated other comprehensive loss on the Consolidated Balance Sheets.

Basis of Consolidation	Basis of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries with intercompany balances and transactions eliminated upon consolidation. Subsidiaries are those entities over which the Company has the power over the investee, is exposed, or has rights, to variable involvement with the investee; and has the ability to use its power to affect its returns.
Cresco U.S. Corp., which is wholly owned by the Company, is the sole manager of Cresco Labs, LLC; Cresco Labs, LLC is the sole owner and manager of Cresco Labs Notes Issuer, LLC. Therefore, the Company controls Cresco Labs Notes Issuer, LLC and has consolidated its results into the consolidated financial statements.
(e)Non-Controlling Interests
Non-controlling interests (“NCI”) represent ownership interests in consolidated subsidiaries by parties that are not shareholders of the Company. They are shown as a component of total equity in the Consolidated Balance Sheets, and the share of income attributable to NCI is shown as Net income attributable to non-controlling interests, net of tax in the Consolidated Statements of Operations and Comprehensive Loss. Changes in the parent company’s ownership that do not result in a loss of control are accounted for as equity transactions. See Note 7 “Share Capital” for additional information.

(f)Variable Interest Entities

A variable interest entity (“VIE”) is an entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to control the entity’s activities or do not substantially participate in the gains and losses of the entity. Upon inception of a contractual agreement, and thereafter, if a reconsideration event occurs, the Company performs an assessment to determine whether the arrangement contains a variable interest in an entity and whether that entity is a VIE. The primary beneficiary of a VIE is the party that has both the power to direct the activities that most significantly impact the economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. Under ASC 810 Consolidations, where the Company concludes that it is the primary beneficiary of a VIE, the Company consolidates the financial results of the entity. The Company aggregates the disclosure of our VIEs based on certain qualitative and quantitative factors including the similarity of risks and rewards, nature of the assets, and type of involvement we have with each VIE. See Note 17 “Variable Interest Entities” for additional information on VIEs.
(g)Cash and Cash Equivalents

Cash and cash equivalents include cash deposits in financial institutions, other deposits that are readily convertible into cash, with original maturities of three months or less and cash on hand at retail locations.
(h)Restricted Cash

Restricted cash represents amounts held in escrow related to investments, acquisitions, building improvements and debt covenants.
(i)Accounts Receivable
Accounts receivable are recorded net of allowance for expected credit losses. The Company develops a provision matrix and measures the expected credit losses based on lifetime expected credit losses, taking into consideration historical credit loss experience and financial factors specific to the debtors. The Company also estimates and provides an allowance for expected credit losses based on contractual payment terms, actual payment history of its customers, current economic conditions, and individual customer circumstances. Accounts receivable are evaluated monthly based on expected collections over its life and an adjustment is recorded as needed. When a receivable is uncollectible, it is written off against the provision. Subsequent recoveries of amounts previously written off are credited to the Consolidated Statements of Operations. See Note 16 “Financial Instruments and Financial Risk Management” for further discussion.
(j)Inventory
Inventory is primarily composed of raw materials (cannabis and non-cannabis), work-in-process, and finished goods. Inventory is recorded at the lower of cost or net realizable value, with cost determined using the weighted average cost method. For manufactured inventory, costs incurred during the growing and production of cannabis and cannabis-based products are capitalized, net of yield adjustments, as incurred to the extent that costs are less than net realizable value. These costs include, but are not limited to, materials, labor, overhead and occupancy costs, cannabis taxes, and depreciation expense on equipment involved in manufacturing, packaging, labeling, inspection, and testing. Fixed costs associated with underutilized facilities are taken as expenses within the current period. Capacities are set using normalized operating capacity as defined by Accounting Standards Codification (“ASC”) 330 Inventory. Costs related to purchased finished goods are recorded at cost, including freight. The Company reviews inventory for obsolete, redundant, and slow-moving goods and any such inventory is written down to net realizable value.
(k)Business Combinations and Assets and Liabilities Held for Sale

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for by applying the acquisition method. The total consideration transferred in a business combination is the sum of the fair values of assets transferred, liabilities assumed, equity interests, and other consideration issued by the acquirer in exchange for control of the acquiree. The acquisition date is the date on which the Company obtains control of the acquiree. The identifiable assets acquired and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where ASC 805 Business Combinations provides exceptions to recording the amounts at fair value. Preliminary balances recorded are subject to change during the measurement period, which will conclude at the earlier of the date the Company receives the information it was seeking about facts and circumstances that existed as of the acquisition date, learns that more information is not obtainable, or one year following the acquisition date. Acquisition costs of the acquirer are expensed to profit or loss; acquisition costs of the acquiree paid by the acquirer may comprise a portion of consideration transferred. Non-controlling interest in the acquiree, if any, is recognized at fair value.

The Company classifies an asset or disposal group as held for sale in accordance with ASC 360 Property, Plant and Equipment, when the following criteria are met:

(i)management, having the authority to approve the action, commits to a plan to sell the asset (disposal group);
(ii)the asset (disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (disposal groups);
(iii)an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated;
(iv)the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale, within one year;
(v)the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value;
(vi)actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Disposal groups held for sale are reported at the lower of carrying amount or fair value less costs to sell. Long-lived assets classified as held for sale are not subject to depreciation or amortization, and both the assets and any liabilities directly associated with the disposal group are presented separately within our Consolidated Balance Sheets. Subsequent changes to the estimated fair value less cost to sell are recorded as gains or losses in our Consolidated Statements of Operations, and any subsequent gains are limited to the cumulative losses previously recognized. The Company did not have any assets classified as held for sale as of December 31, 2025 and 2024.

(l)Property and Equipment
Property and equipment is stated at cost, net of accumulated depreciation. Land is recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful life of the asset. The Company evaluates the recoverability of property, plant and equipment whenever events or changes in circumstances indicate that the carrying value of an asset or asset group may not be recoverable. In those cases, the assets are assessed for impairment based on the estimated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the carrying value of an asset exceeds its estimated future undiscounted cash flows, the Company will determine the fair value of the assets within the asset group and record an impairment loss calculated as the excess in carrying value over fair value. Equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Leasehold improvements are amortized over the lesser of the life of the lease or estimated useful life of the improvement. Any gain or loss arising from derecognition or impairment of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in the accompanying Consolidated Statements of Operations. The Company assesses property and equipment for indicators of impairment throughout the reporting period. Repairs and maintenance that do not improve efficiency or extend economic life are charged to expense as incurred. See Note 4 “Property and Equipment” for additional details.

Category	Estimated Useful Life
Leasehold Improvements	1 - 16 years
Machinery and Equipment	5 - 15 years
Furniture and Fixtures	3 - 7 years
Vehicles	5 years
Website and Software	3 years
Computer Equipment	3 - 5 years
Buildings and Building Improvements	5 - 39 years

(m)Leases

The Company has entered into leases primarily for its corporate offices, cultivation and processing facilities, and dispensaries. At inception of a contract, the Company determines whether the contract includes a lease. A contract contains a lease if it includes enforceable rights and obligations under which the right to control the use of an identified asset is conveyed for a period of time in exchange for consideration. The Company recognizes a right-of-use (“ROU”) asset and a lease liability at the commencement date – the date when the asset is available for use by the lessee.
The Company assesses at lease commencement whether it is reasonably certain to exercise extension or termination options. The Company reassesses its lease portfolio to determine whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. The extension options, which are considered reasonably certain to be exercised, are mainly those for which operational decisions have been made that make the lease assets vital to the continued relevant business activities.
Liabilities arising from a lease are initially measured at the present value of the lease payments not yet paid, using the Company’s incremental borrowing rate. Lease liabilities include the value of the following payments:
(i)Fixed payments, including in-substance fixed payments, less any lease incentives receivable;
(ii)The exercise price of a purchase option if the Company is reasonably certain to exercise that option; and
(iii)Penalties for early termination of the lease, if the lease term reflects the Company exercising an option to terminate the lease.

The lease liability is subsequently measured at amortized cost using the effective interest method. The lease liability is decreased by cash paid net of interest expense incurred. The lease liability is remeasured when there is a change in future lease payments, or if the Company changes its assessment of whether it will exercise an extension, purchase, or termination option.
ROU assets are measured at cost and are comprised of the following:
(i)The amount of the initial measurement of lease liability;
(ii)Lease payments made at or before the commencement date less any lease incentives received;
(iii)Any initial direct costs; and
(iv)An estimate of costs of dismantling and removing the underlying asset, restoring the site on which it is located, or the underlying asset, if applicable.
The ROU asset is depreciated on a straight-line basis from the commencement date to the end of the lease term. A fixed amount of rent expense is recognized on a straight-line basis over the lease term for operating leases. For finance leases, depreciation expense on the ROU asset and interest expense on the lease liability are recognized over the lease term. The value of the ROU asset is periodically reduced by impairment losses, if any, and adjusted for certain revaluations of the lease liability.
In accordance with the guidance in ASC 842 Leases, the Company has elected not to recognize ROU assets and lease liabilities where the total lease term is less than or equal to twelve months. The payments for such leases are recognized as rent expense within Selling, general, and administrative expenses or Cost of goods sold in the Consolidated Statements of Operations on a straight-line basis over the lease term. See Note 5 “Leases” for additional information.
(n)Intangible Assets

Intangible assets are recorded at cost, less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date or date of consolidation of financial information and control transfers to the Company. Amortization of definite-lived intangible assets is recorded on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any. Costs incurred during the year to renew or extend the term of a recognized intangible asset are included within additions and are amortized on a straight-line basis over the useful lives of the permit or license renewal period. See Note 6 “Intangible Assets and Goodwill” for additional details. Intangible assets are amortized over the following terms:

Category	Estimated Useful Life
Customer Relationships	7 - 8 years
Permit Application Fees	1 - 2 years
The estimated useful lives and residual values are reviewed at each year end and any changes in estimates are accounted for prospectively. Intangible assets that have an indefinite useful life are not subject to amortization. The Company’s indefinite-lived intangible assets consist of licenses, which represent the future benefits associated with the Company’s cultivation, processing, and dispensary licenses. Absent such license intangibles, the Company cannot continue as a going concern and as such, there is no foreseeable limit to the period over which these assets are expected to generate future cash inflows to the Company.
Definite-lived intangible assets are tested for impairment when there is an indication of impairment. Indefinite-lived intangible assets are tested for impairment annually, or more frequently, as warranted if events or changes in circumstances indicate impairment.
For the purpose of impairment testing, goodwill and indefinite-lived intangible assets have been allocated to reporting units, determined based on the smallest identifiable group of assets that generate cash inflows and outflows that are largely independent of cash inflows from other assets or group of assets.
(o)Goodwill

Goodwill represents the excess of the purchase price paid for the acquisition of a business over the fair value of the net assets acquired. Goodwill is allocated to the reporting unit or reporting units, which are expected to benefit from the synergies of the combination.
Goodwill is not subject to amortization and is tested for impairment annually, or more frequently as warranted if events or changes in circumstances indicate impairment may have occurred. For the purpose of impairment testing, goodwill and indefinite-lived intangible assets have been allocated to reporting units or groups of reporting units representing the lowest level at which the assets generate cash inflow and outflow independent of other assets. An impaired asset is written down to its estimated fair value based on the most recent information available. The Company assesses the fair values of its reporting units using an income-based approach. Under the income approach, fair value is based on the present value of estimated future cash flows. The income approach requires management to estimate a number of factors for each reporting unit, including projected future operating results, economic projections, anticipated future cash flows, discount rates, and the allocation of shared or corporate costs. The impairment review, which is performed on December 1 of each year, begins with a qualitative assessment of all reporting units. If the Company determines, based on evaluating all available evidence, that a reporting unit’s carrying value may exceed its fair value at the testing date, the Company performs a quantitative impairment assessment. If the carrying value of these intangible assets or the reporting unit exceeds the fair values, the Company would record an impairment charge based on the excess of the carrying value over the fair value. See Note 6 “Intangible Assets and Goodwill” for additional details.
(p)Income Taxes

Tax expense recognized in profit or loss is comprised of the sum of current and deferred taxes not recognized in other comprehensive loss or directly in equity.
(i)Current Tax
Current tax assets and/or liabilities are comprised of claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.
(ii)Deferred Tax
Deferred taxes are calculated using the asset and liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective period of realization, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax liabilities are always provided for in full. The measurement of deferred tax assets is reduced through a valuation allowance, if necessary, by the amount of any tax benefits that, based on available evidence, are more likely than not expected to be unrealized. Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority. Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive loss or directly in equity, in which case the related deferred tax is also recognized in other comprehensive loss or equity, respectively.
As the Company operates in the cannabis industry, the Company is subject to the limits of Internal Revenue Code (“IRC”) Section 280E under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. Additionally, certain states including Arizona, California, Illinois, Massachusetts, Michigan, New York, and Pennsylvania do not conform to IRC Section 280E and, accordingly, the Company generally deducts all operating expenses on its income tax returns in these states. See Note 20 “Provision for Income Taxes and Deferred Income Taxes” for additional details.
(q)Loans Receivable

The Company may provide financing to various related and non-related businesses within the cannabis industry. These loans are classified as held for investment and accounted for as financial instruments in accordance with ASC 310 Receivables. At each reporting date, the Company applies its judgment to evaluate the collectability of the Loans receivable balance and records a provision based on the assessed amount of expected credit loss (“ECL”). See Note 16 “Financial Instruments and Financial Risk Management” for additional details.
(r)Change in Accounting Policy

On December 1, 2024, the Company elected to change its accounting policy related to its annual impairment test date from October 1 to December 1. The Company implemented the change to better align impairment testing with our annual financial and strategic planning process, which includes several key factors for each reporting unit, including projected future operating results, anticipated future cash flows, discount rates, and the allocation of shared or corporate costs used in our annual impairment testing. During 2024, the Company performed annual impairment testing on October 1, 2024 and December 1, 2024, and concluded there was impairment of the carrying value of indefinite-lived intangible assets. See Note 6 “Intangible Assets and Goodwill” for additional details. The change was applied prospectively in accordance with ASC 250 Change in Accounting Principle.

(s)Revenue Recognition

Revenue is recognized by the Company in accordance with ASC 606. Through application of ASC 606, the Company recognizes revenue to depict the transfer of promised goods to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.
In order to recognize revenue under ASC 606, the Company applies the following five (5) steps:
(i)Identify a customer along with a corresponding contract;
(ii)Identify the performance obligation(s) in the contract to transfer goods to a customer;
(iii)Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods to a customer;
(iv)Allocate the transaction price to the performance obligation(s) in the contract; and
(v)Recognize revenue when or as the Company satisfies the performance obligation(s).

Wholesale and Retail Revenue

Revenue consists of wholesale and retail sales of cannabis and other cannabis-derived and related products. Wholesale and retail sales are both generally recognized at a point in time when control over the goods has been transferred to the customer and is recorded net of sales discounts. For retail sales, payment is typically due upon transferring the goods to the customer. For wholesale sales, payment is typically due upon transferring the goods to the customer or within a specified time period permitted under agreed-upon payment terms. The Company does not enter into long-term sales contracts.
The Company generates revenues, net of sales discounts, at the point in time the control of the product is transferred to the customer, as the Company has a right to payment and the customer has assumed significant risks and rewards of such product without any remaining performance obligation. Revenue is recognized upon the satisfaction of the performance obligation. The Company satisfies its performance obligation and transfers control upon delivery to the customer. For some of its locations, the Company has customer loyalty programs where retail customers accumulate points based on their level of spending and use these points for discounts on cannabis and cannabis related products.

Loyalty Programs

In the states of Illinois, New York, Florida, Ohio and Massachusetts; the Company has customer loyalty programs where retail customers accumulate points based on their level of spending. Monthly, the total outstanding, unused point balance is recorded as a contract liability on each dispensary based on weighted-average sales for the given month until customers redeem their points for discounts on cannabis products as part of an in-store sales transaction or the points expire after six months of no spend activity. The Company records this performance obligation as a reduction of revenue. Based on the estimated probability of point redemption using historical redemption rates a standalone selling price by state is calculated. This standalone selling price is used to convert that state’s point balance to dollars. Loyalty points may be redeemed by customers for $0.03 for each point off of future purchases. The Company records a performance obligation as a reduction of revenue of $0.02 per loyalty point, inclusive of breakage expectations in respective markets. In the event of a product recall, the expected value method is utilized to estimate the financial impact and a reduction of revenue is recorded.
Upon redemption, the loyalty program obligation is relieved, and the offset is recorded as revenue. As of December 31, 2025 and December 31, 2024, there were 65.8 million and 76.2 million points outstanding, respectively. The contract liability totaled $1.2 million and $1.4 million as of December 31, 2025 and December 31, 2024, respectively, which is included in Accrued liabilities on the Consolidated Balance Sheets. The Company expects outstanding loyalty points to be redeemed within one year.

(t)Share-Based Compensation
The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense over the vesting period based on the Company’s estimate of equity instruments that will eventually vest. For awards with performance conditions, compensation expense is recognized over the service period of awards and adjusted for the probability of achievement of performance-based goals. Expected forfeitures are applied to awards using an expected forfeiture rate that is calculated annually. The expected forfeiture rate is reviewed quarterly and an updated forfeiture rate will be applied to all outstanding awards if there has been a material change to the rate. The impact of the revision of the original estimate is recognized in profit or loss such that the cumulative expense reflects the revised estimate. For share-based payments granted to non-employees, the compensation expense is measured at the fair value of the equity instrument on the grant date. See Note 8 “Share-Based Compensation” for additional information on share-based compensation.
(u)Advertising Costs
Advertising costs are expensed as incurred and are included in Selling, general, and administrative expenses in the accompanying Consolidated Statements of Operations and totaled $6.3 million and $7.1 million for the years ended December 31, 2025 and 2024, respectively.
(v)Excise Tax

The Company recognizes excise tax as Cost of goods sold or Selling, general, and administrative expense based on whether the tax is generated on production of cannabis or as part of selling costs, respectively.
(w)Loss Per Share
Loss per share (“EPS”) is calculated by dividing the net earnings or loss attributable to shareholders by the weighted-average shares outstanding during the period. The Company presents basic and diluted EPS in the Consolidated Statements of Operations. Basic EPS is calculated by dividing the profit or loss attributable to shareholders by the weighted-average number of shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to shareholders and the weighted-average number of shares outstanding for the effects of all dilutive potential shares, which are comprised of redeemable units of Cresco Labs, LLC (“Redeemable Units”), stock options, and restricted stock units (“RSUs”) issued. Shares with anti-dilutive impacts are excluded from the calculation. The number of shares included with respect to Redeemable Units, stock options, and RSUs is computed using the treasury stock method. See Note 9 “Net Loss Per Share” for additional information on EPS.
(x)Fair Value of Financial Instruments

The Company accounts for assets and liabilities measured at fair value on a recurring basis in accordance with ASC 820 Fair Value Measurements. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the inputs to the fair value measurements. The three levels of the hierarchy are:
(i)Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
(ii)Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly;
(iii)Level 3 – Inputs for the asset or liability that are not based on observable market data.

See Note 16 “Financial Instruments and Financial Risk Management” for additional details.
(y)Use of Estimates

The preparation of the Company’s consolidated financial statements under GAAP requires management to make estimates, judgments, and assumptions about the carrying amounts of certain assets and liabilities. Estimates and related assumptions are based on historical experience and other relevant factors. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis for reasonableness and relevancy. Where revisions are required, they are recognized in the period in which the estimate is revised for the current as well as future periods that are affected.

Restricted Cash	Cash and Cash Equivalents
Cash and cash equivalents include cash deposits in financial institutions, other deposits that are readily convertible into cash, with original maturities of three months or less and cash on hand at retail locations.
(h)Restricted Cash
Restricted cash represents amounts held in escrow related to investments, acquisitions, building improvements and debt covenants.
Accounts Receivable	Accounts ReceivableAccounts receivable are recorded net of allowance for expected credit losses. The Company develops a provision matrix and measures the expected credit losses based on lifetime expected credit losses, taking into consideration historical credit loss experience and financial factors specific to the debtors. The Company also estimates and provides an allowance for expected credit losses based on contractual payment terms, actual payment history of its customers, current economic conditions, and individual customer circumstances. Accounts receivable are evaluated monthly based on expected collections over its life and an adjustment is recorded as needed. When a receivable is uncollectible, it is written off against the provision. Subsequent recoveries of amounts previously written off are credited to the Consolidated Statements of Operations.
Inventory	Inventory
Inventory is primarily composed of raw materials (cannabis and non-cannabis), work-in-process, and finished goods. Inventory is recorded at the lower of cost or net realizable value, with cost determined using the weighted average cost method. For manufactured inventory, costs incurred during the growing and production of cannabis and cannabis-based products are capitalized, net of yield adjustments, as incurred to the extent that costs are less than net realizable value. These costs include, but are not limited to, materials, labor, overhead and occupancy costs, cannabis taxes, and depreciation expense on equipment involved in manufacturing, packaging, labeling, inspection, and testing. Fixed costs associated with underutilized facilities are taken as expenses within the current period. Capacities are set using normalized operating capacity as defined by Accounting Standards Codification (“ASC”) 330 Inventory. Costs related to purchased finished goods are recorded at cost, including freight. The Company reviews inventory for obsolete, redundant, and slow-moving goods and any such inventory is written down to net realizable value.

Property and Equipment	Property and Equipment
Property and equipment is stated at cost, net of accumulated depreciation. Land is recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful life of the asset. The Company evaluates the recoverability of property, plant and equipment whenever events or changes in circumstances indicate that the carrying value of an asset or asset group may not be recoverable. In those cases, the assets are assessed for impairment based on the estimated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the carrying value of an asset exceeds its estimated future undiscounted cash flows, the Company will determine the fair value of the assets within the asset group and record an impairment loss calculated as the excess in carrying value over fair value. Equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Leasehold improvements are amortized over the lesser of the life of the lease or estimated useful life of the improvement. Any gain or loss arising from derecognition or impairment of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in the accompanying Consolidated Statements of Operations. The Company assesses property and equipment for indicators of impairment throughout the reporting period. Repairs and maintenance that do not improve efficiency or extend economic life are charged to expense as incurred.
Intangible Assets	Intangible AssetsIntangible assets are recorded at cost, less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date or date of consolidation of financial information and control transfers to the Company. Amortization of definite-lived intangible assets is recorded on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any. Costs incurred during the year to renew or extend the term of a recognized intangible asset are included within additions and are amortized on a straight-line basis over the useful lives of the permit or license renewal period.
The estimated useful lives and residual values are reviewed at each year end and any changes in estimates are accounted for prospectively. Intangible assets that have an indefinite useful life are not subject to amortization. The Company’s indefinite-lived intangible assets consist of licenses, which represent the future benefits associated with the Company’s cultivation, processing, and dispensary licenses. Absent such license intangibles, the Company cannot continue as a going concern and as such, there is no foreseeable limit to the period over which these assets are expected to generate future cash inflows to the Company.
Definite-lived intangible assets are tested for impairment when there is an indication of impairment. Indefinite-lived intangible assets are tested for impairment annually, or more frequently, as warranted if events or changes in circumstances indicate impairment.
For the purpose of impairment testing, goodwill and indefinite-lived intangible assets have been allocated to reporting units, determined based on the smallest identifiable group of assets that generate cash inflows and outflows that are largely independent of cash inflows from other assets or group of assets.
Goodwill	Goodwill
Goodwill represents the excess of the purchase price paid for the acquisition of a business over the fair value of the net assets acquired. Goodwill is allocated to the reporting unit or reporting units, which are expected to benefit from the synergies of the combination.
Goodwill is not subject to amortization and is tested for impairment annually, or more frequently as warranted if events or changes in circumstances indicate impairment may have occurred. For the purpose of impairment testing, goodwill and indefinite-lived intangible assets have been allocated to reporting units or groups of reporting units representing the lowest level at which the assets generate cash inflow and outflow independent of other assets. An impaired asset is written down to its estimated fair value based on the most recent information available. The Company assesses the fair values of its reporting units using an income-based approach. Under the income approach, fair value is based on the present value of estimated future cash flows. The income approach requires management to estimate a number of factors for each reporting unit, including projected future operating results, economic projections, anticipated future cash flows, discount rates, and the allocation of shared or corporate costs. The impairment review, which is performed on December 1 of each year, begins with a qualitative assessment of all reporting units. If the Company determines, based on evaluating all available evidence, that a reporting unit’s carrying value may exceed its fair value at the testing date, the Company performs a quantitative impairment assessment. If the carrying value of these intangible assets or the reporting unit exceeds the fair values, the Company would record an impairment charge based on the excess of the carrying value over the fair value. See Note 6 “Intangible Assets and Goodwill” for additional details.

Income Taxes	Income Taxes
Tax expense recognized in profit or loss is comprised of the sum of current and deferred taxes not recognized in other comprehensive loss or directly in equity.
(i)Current Tax
Current tax assets and/or liabilities are comprised of claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.
(ii)Deferred Tax
Deferred taxes are calculated using the asset and liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective period of realization, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax liabilities are always provided for in full. The measurement of deferred tax assets is reduced through a valuation allowance, if necessary, by the amount of any tax benefits that, based on available evidence, are more likely than not expected to be unrealized. Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority. Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive loss or directly in equity, in which case the related deferred tax is also recognized in other comprehensive loss or equity, respectively.
As the Company operates in the cannabis industry, the Company is subject to the limits of Internal Revenue Code (“IRC”) Section 280E under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. Additionally, certain states including Arizona, California, Illinois, Massachusetts, Michigan, New York, and Pennsylvania do not conform to IRC Section 280E and, accordingly, the Company generally deducts all operating expenses on its income tax returns in these states.
Fair Value of Financial Instruments	Fair Value of Financial Instruments
The Company accounts for assets and liabilities measured at fair value on a recurring basis in accordance with ASC 820 Fair Value Measurements. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the inputs to the fair value measurements. The three levels of the hierarchy are:
(i)Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
(ii)Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly;
(iii)Level 3 – Inputs for the asset or liability that are not based on observable market data.

Loans Receivable	Loans ReceivableThe Company may provide financing to various related and non-related businesses within the cannabis industry. These loans are classified as held for investment and accounted for as financial instruments in accordance with ASC 310 Receivables. At each reporting date, the Company applies its judgment to evaluate the collectability of the Loans receivable balance and records a provision based on the assessed amount of expected credit loss (“ECL”).
Leases	Leases
The Company has entered into leases primarily for its corporate offices, cultivation and processing facilities, and dispensaries. At inception of a contract, the Company determines whether the contract includes a lease. A contract contains a lease if it includes enforceable rights and obligations under which the right to control the use of an identified asset is conveyed for a period of time in exchange for consideration. The Company recognizes a right-of-use (“ROU”) asset and a lease liability at the commencement date – the date when the asset is available for use by the lessee.
The Company assesses at lease commencement whether it is reasonably certain to exercise extension or termination options. The Company reassesses its lease portfolio to determine whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. The extension options, which are considered reasonably certain to be exercised, are mainly those for which operational decisions have been made that make the lease assets vital to the continued relevant business activities.
Liabilities arising from a lease are initially measured at the present value of the lease payments not yet paid, using the Company’s incremental borrowing rate. Lease liabilities include the value of the following payments:
(i)Fixed payments, including in-substance fixed payments, less any lease incentives receivable;
(ii)The exercise price of a purchase option if the Company is reasonably certain to exercise that option; and
(iii)Penalties for early termination of the lease, if the lease term reflects the Company exercising an option to terminate the lease.

The lease liability is subsequently measured at amortized cost using the effective interest method. The lease liability is decreased by cash paid net of interest expense incurred. The lease liability is remeasured when there is a change in future lease payments, or if the Company changes its assessment of whether it will exercise an extension, purchase, or termination option.
ROU assets are measured at cost and are comprised of the following:
(i)The amount of the initial measurement of lease liability;
(ii)Lease payments made at or before the commencement date less any lease incentives received;
(iii)Any initial direct costs; and
(iv)An estimate of costs of dismantling and removing the underlying asset, restoring the site on which it is located, or the underlying asset, if applicable.
The ROU asset is depreciated on a straight-line basis from the commencement date to the end of the lease term. A fixed amount of rent expense is recognized on a straight-line basis over the lease term for operating leases. For finance leases, depreciation expense on the ROU asset and interest expense on the lease liability are recognized over the lease term. The value of the ROU asset is periodically reduced by impairment losses, if any, and adjusted for certain revaluations of the lease liability.
In accordance with the guidance in ASC 842 Leases, the Company has elected not to recognize ROU assets and lease liabilities where the total lease term is less than or equal to twelve months. The payments for such leases are recognized as rent expense within Selling, general, and administrative expenses or Cost of goods sold in the Consolidated Statements of Operations on a straight-line basis over the lease term.
Change in Accounting Policy	Change in Accounting Policy
On December 1, 2024, the Company elected to change its accounting policy related to its annual impairment test date from October 1 to December 1. The Company implemented the change to better align impairment testing with our annual financial and strategic planning process, which includes several key factors for each reporting unit, including projected future operating results, anticipated future cash flows, discount rates, and the allocation of shared or corporate costs used in our annual impairment testing. During 2024, the Company performed annual impairment testing on October 1, 2024 and December 1, 2024, and concluded there was impairment of the carrying value of indefinite-lived intangible assets. See Note 6 “Intangible Assets and Goodwill” for additional details. The change was applied prospectively in accordance with ASC 250 Change in Accounting Principle.

Revenue Recognition	Revenue Recognition
Revenue is recognized by the Company in accordance with ASC 606. Through application of ASC 606, the Company recognizes revenue to depict the transfer of promised goods to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.
In order to recognize revenue under ASC 606, the Company applies the following five (5) steps:
(i)Identify a customer along with a corresponding contract;
(ii)Identify the performance obligation(s) in the contract to transfer goods to a customer;
(iii)Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods to a customer;
(iv)Allocate the transaction price to the performance obligation(s) in the contract; and
(v)Recognize revenue when or as the Company satisfies the performance obligation(s).

Wholesale and Retail Revenue

Revenue consists of wholesale and retail sales of cannabis and other cannabis-derived and related products. Wholesale and retail sales are both generally recognized at a point in time when control over the goods has been transferred to the customer and is recorded net of sales discounts. For retail sales, payment is typically due upon transferring the goods to the customer. For wholesale sales, payment is typically due upon transferring the goods to the customer or within a specified time period permitted under agreed-upon payment terms. The Company does not enter into long-term sales contracts.
The Company generates revenues, net of sales discounts, at the point in time the control of the product is transferred to the customer, as the Company has a right to payment and the customer has assumed significant risks and rewards of such product without any remaining performance obligation. Revenue is recognized upon the satisfaction of the performance obligation. The Company satisfies its performance obligation and transfers control upon delivery to the customer. For some of its locations, the Company has customer loyalty programs where retail customers accumulate points based on their level of spending and use these points for discounts on cannabis and cannabis related products.

Loyalty Programs

In the states of Illinois, New York, Florida, Ohio and Massachusetts; the Company has customer loyalty programs where retail customers accumulate points based on their level of spending. Monthly, the total outstanding, unused point balance is recorded as a contract liability on each dispensary based on weighted-average sales for the given month until customers redeem their points for discounts on cannabis products as part of an in-store sales transaction or the points expire after six months of no spend activity. The Company records this performance obligation as a reduction of revenue. Based on the estimated probability of point redemption using historical redemption rates a standalone selling price by state is calculated. This standalone selling price is used to convert that state’s point balance to dollars. Loyalty points may be redeemed by customers for $0.03 for each point off of future purchases. The Company records a performance obligation as a reduction of revenue of $0.02 per loyalty point, inclusive of breakage expectations in respective markets. In the event of a product recall, the expected value method is utilized to estimate the financial impact and a reduction of revenue is recorded.
Upon redemption, the loyalty program obligation is relieved, and the offset is recorded as revenue. As of December 31, 2025 and December 31, 2024, there were 65.8 million and 76.2 million points outstanding, respectively. The contract liability totaled $1.2 million and $1.4 million as of December 31, 2025 and December 31, 2024, respectively, which is included in Accrued liabilities on the Consolidated Balance Sheets. The Company expects outstanding loyalty points to be redeemed within one year.

Advertising Costs	Advertising Costs
Advertising costs are expensed as incurred and are included in Selling, general, and administrative expenses in the accompanying Consolidated Statements of Operations and totaled $6.3 million and $7.1 million for the years ended December 31, 2025 and 2024, respectively.

Excise Tax	Excise Tax
The Company recognizes excise tax as Cost of goods sold or Selling, general, and administrative expense based on whether the tax is generated on production of cannabis or as part of selling costs, respectively.

Share-Based Compensation	Share-Based CompensationThe Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense over the vesting period based on the Company’s estimate of equity instruments that will eventually vest. For awards with performance conditions, compensation expense is recognized over the service period of awards and adjusted for the probability of achievement of performance-based goals. Expected forfeitures are applied to awards using an expected forfeiture rate that is calculated annually. The expected forfeiture rate is reviewed quarterly and an updated forfeiture rate will be applied to all outstanding awards if there has been a material change to the rate. The impact of the revision of the original estimate is recognized in profit or loss such that the cumulative expense reflects the revised estimate. For share-based payments granted to non-employees, the compensation expense is measured at the fair value of the equity instrument on the grant date.
Variable Interest Entities	Variable Interest EntitiesA variable interest entity (“VIE”) is an entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to control the entity’s activities or do not substantially participate in the gains and losses of the entity. Upon inception of a contractual agreement, and thereafter, if a reconsideration event occurs, the Company performs an assessment to determine whether the arrangement contains a variable interest in an entity and whether that entity is a VIE. The primary beneficiary of a VIE is the party that has both the power to direct the activities that most significantly impact the economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. Under ASC 810 Consolidations, where the Company concludes that it is the primary beneficiary of a VIE, the Company consolidates the financial results of the entity. The Company aggregates the disclosure of our VIEs based on certain qualitative and quantitative factors including the similarity of risks and rewards, nature of the assets, and type of involvement we have with each VIE.
Business Combinations	Business Combinations and Assets and Liabilities Held for Sale
A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for by applying the acquisition method. The total consideration transferred in a business combination is the sum of the fair values of assets transferred, liabilities assumed, equity interests, and other consideration issued by the acquirer in exchange for control of the acquiree. The acquisition date is the date on which the Company obtains control of the acquiree. The identifiable assets acquired and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where ASC 805 Business Combinations provides exceptions to recording the amounts at fair value. Preliminary balances recorded are subject to change during the measurement period, which will conclude at the earlier of the date the Company receives the information it was seeking about facts and circumstances that existed as of the acquisition date, learns that more information is not obtainable, or one year following the acquisition date. Acquisition costs of the acquirer are expensed to profit or loss; acquisition costs of the acquiree paid by the acquirer may comprise a portion of consideration transferred. Non-controlling interest in the acquiree, if any, is recognized at fair value.

The Company classifies an asset or disposal group as held for sale in accordance with ASC 360 Property, Plant and Equipment, when the following criteria are met:

(i)management, having the authority to approve the action, commits to a plan to sell the asset (disposal group);
(ii)the asset (disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (disposal groups);
(iii)an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated;
(iv)the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale, within one year;
(v)the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value;
(vi)actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
Disposal groups held for sale are reported at the lower of carrying amount or fair value less costs to sell. Long-lived assets classified as held for sale are not subject to depreciation or amortization, and both the assets and any liabilities directly associated with the disposal group are presented separately within our Consolidated Balance Sheets. Subsequent changes to the estimated fair value less cost to sell are recorded as gains or losses in our Consolidated Statements of Operations, and any subsequent gains are limited to the cumulative losses previously recognized. The Company did not have any assets classified as held for sale as of December 31, 2025 and 2024.
Assets and Liabilities Held for Sale	Business Combinations and Assets and Liabilities Held for Sale
A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for by applying the acquisition method. The total consideration transferred in a business combination is the sum of the fair values of assets transferred, liabilities assumed, equity interests, and other consideration issued by the acquirer in exchange for control of the acquiree. The acquisition date is the date on which the Company obtains control of the acquiree. The identifiable assets acquired and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where ASC 805 Business Combinations provides exceptions to recording the amounts at fair value. Preliminary balances recorded are subject to change during the measurement period, which will conclude at the earlier of the date the Company receives the information it was seeking about facts and circumstances that existed as of the acquisition date, learns that more information is not obtainable, or one year following the acquisition date. Acquisition costs of the acquirer are expensed to profit or loss; acquisition costs of the acquiree paid by the acquirer may comprise a portion of consideration transferred. Non-controlling interest in the acquiree, if any, is recognized at fair value.

The Company classifies an asset or disposal group as held for sale in accordance with ASC 360 Property, Plant and Equipment, when the following criteria are met:

(i)management, having the authority to approve the action, commits to a plan to sell the asset (disposal group);
(ii)the asset (disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (disposal groups);
(iii)an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated;
(iv)the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale, within one year;
(v)the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value;
(vi)actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
Disposal groups held for sale are reported at the lower of carrying amount or fair value less costs to sell. Long-lived assets classified as held for sale are not subject to depreciation or amortization, and both the assets and any liabilities directly associated with the disposal group are presented separately within our Consolidated Balance Sheets. Subsequent changes to the estimated fair value less cost to sell are recorded as gains or losses in our Consolidated Statements of Operations, and any subsequent gains are limited to the cumulative losses previously recognized. The Company did not have any assets classified as held for sale as of December 31, 2025 and 2024.
Loss Per Share	Loss Per ShareLoss per share (“EPS”) is calculated by dividing the net earnings or loss attributable to shareholders by the weighted-average shares outstanding during the period. The Company presents basic and diluted EPS in the Consolidated Statements of Operations. Basic EPS is calculated by dividing the profit or loss attributable to shareholders by the weighted-average number of shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to shareholders and the weighted-average number of shares outstanding for the effects of all dilutive potential shares, which are comprised of redeemable units of Cresco Labs, LLC (“Redeemable Units”), stock options, and restricted stock units (“RSUs”) issued. Shares with anti-dilutive impacts are excluded from the calculation. The number of shares included with respect to Redeemable Units, stock options, and RSUs is computed using the treasury stock method.
Use of Estimates	Use of Estimates
The preparation of the Company’s consolidated financial statements under GAAP requires management to make estimates, judgments, and assumptions about the carrying amounts of certain assets and liabilities. Estimates and related assumptions are based on historical experience and other relevant factors. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis for reasonableness and relevancy. Where revisions are required, they are recognized in the period in which the estimate is revised for the current as well as future periods that are affected.

Newly Adopted Accounting Pronouncements and Recently Issued Accounting Standards	Newly Adopted Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures. The ASU expands disclosures in an entity’s income tax rate reconciliation table and regarding cash taxes paid both in the U.S. and foreign jurisdictions. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation, as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. The amendments in this ASU are required to be adopted for annual periods beginning after December 15, 2024. Early adoption is permitted. The amendments should be applied on a prospective basis, with retrospective application permitted. The Company adopted this ASU for the fiscal year ended December 31, 2025 on a prospective basis. The adoption of this ASU resulted in additional disclosure about the Company's effective tax rate reconciliation as well as income taxes paid. See Note 20 “Provision for Income Taxes and Deferred Income Taxes” for additional details.
(aa)Recently Issued Accounting Standards

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, which addresses thirty-three issues that represent changes to the Codification that (1) clarify, (2) correct errors, or (3) make minor improvements. The amendments make the Codification easier to understand and apply. This guidance is effective for interim periods within annual reporting periods beginning after December 15, 2026. Early adoption is permitted. Upon adoption, the guidance can applied either prospectively or retrospectively. The Company is currently assessing the impact of this ASU on our consolidated financial statements.
In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which amends the navigability of the required interim disclosures and clarifying when that guidance is applicable. The amendments also provide additional guidance on what disclosures should be provided in interim reporting periods. This guidance is effective for interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. Upon adoption, the guidance can applied either prospectively or retrospectively. The Company is currently assessing the impact of the disclosure requirements on our consolidated financial statements.
In November 2025, the FASB issues ASU 2025-08, Financial Instruments - Credit Losses (Topic 326): Purchased Loans, which expands the population of acquired financial assets subject to the gross-up approach in Topic 326. This guidance in effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The Company already applies the gross-up approach, as such, this ASU will not impact the Company’s financial statements.
In July 2025, the FASB issued ASU 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient to measure credit losses on accounts receivable and contract assets. This guidance is effective for annual periods beginning after December 15, 2025, including interim periods within those annual periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is currently assessing the impact of the disclosure requirements on our consolidated financial statements.
In May 2025, the FASB issued ASU 2025-03, Business Combination (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (“VIE”), which provides clarifying guidance on determining the accounting acquirer in certain transactions involving VIEs. The update aims to improve consistency and comparability in financial reporting. This guidance is effective for annual periods beginning after December 15, 2026, including interim periods within those annual periods. Early adoption is permitted. Upon adoption, the guidance will be applied prospectively. The Company is currently assessing the impact of the disclosure requirements on our consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40) — Disaggregation of Income Statement Expenses. In January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which clarified the effective date for non-calendar year-end entities. ASU 2024-03 is intended to enhance transparency into the nature and function of expenses. ASU 2024-03 requires that on an annual and interim basis, entities disclose disaggregated operating expense information about specific categories, including purchases of inventory, employee compensation, depreciation, amortization, and depletion. This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Upon adoption, ASU 2024-03 should be applied on a prospective basis, while retrospective application is permitted. The Company is currently assessing the impact of the disclosure requirements on our consolidated financial statements.
In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the Securities and Exchange Commission’s (“SEC”) Disclosure Update and Simplification Initiative. The amendments in this update represent changes to clarify or improve disclosure and presentation requirements of a variety of Topics in the ASC. The amendments should be applied on a prospective basis and allow users to more easily compare entities subject to SEC’s existing disclosure with those entities that were not previously subject to the SEC’s requirements. The effective date for each amendment will be the date on which the SEC’s removal of that related disclosure requirement from Regulation S-X or Regulation S-K becomes effective, with early adoption prohibited. The Company is currently assessing the impact of this ASU on our consolidated financial statements.

Reclassifications	Reclassifications
Certain immaterial prior period amounts were reclassified to conform to the current presentation.

(i)The Company is presenting separately operating and finance right-of-use assets, current and long-term lease liabilities previously included in right-of-use assets, current portion of lease liabilities, and lease liabilities on the Consolidated Balance Sheets. The reclassifications had no effect on total assets or total liabilities.

(ii)The Company reclassified changes in fair value related to our deferred and contingent considerations to other expense, net previously included in interest expense, net on the Consolidated Statements of Operations and Comprehensive Loss. The reclassification had no effect on Total other expense, net or net cash provided by operations.

(iii)The Company also combined impairment on loan receivable, loss on investments, and loss on lease termination as “Other noncash adjustments” on the Consolidated Statements of Cash Flows. The reclassification had no effect on net cash provided, or used, by operating, investing, and financing activities.